Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Interest expense	$ 87,774	$ 1,158,465
Professional services	119,776	114,849
Patents		85,412
Deferred compensation		90,199
Transaction costs		75,000
Payroll liabilities	7,839	1,679
Total Accounts Payable and Accrued Expenses	$ 215,389	$ 1,525,604